Marketable Securities - Summary of Marketable Securities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Marketable Securities [line items]
Marketable securities	R$ 3,853,343	R$ 1,291,580
Government security [member]
Disclosure of Marketable Securities [line items]
Marketable securities	3,640,726	1,004,388
Bank certificate of deposits - CDB [member]
Disclosure of Marketable Securities [line items]
Marketable securities	R$ 212,617	R$ 287,192